Shareholder Report, Holdings (Details) - C000215718	Oct. 31, 2024
78462F103 | SPDR S&P 500 ETF Trust
Holdings [Line Items]
Percent of Net Asset Value	15.20%
81369Y852 | Communication Services Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	14.60%
46090E103 | Invesco QQQ Trust Series 1
Holdings [Line Items]
Percent of Net Asset Value	10.90%
81369Y803 | Technology Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	10.60%
92189F676 | VanEck Semiconductor ETF
Holdings [Line Items]
Percent of Net Asset Value	9.70%
81369Y209 | Health Care Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	9.70%
81369Y605 | Financial Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	7.10%
81369Y704 | Industrial Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	3.80%
81369Y308 | Consumer Staples Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	2.60%
303250104 | Fair Isaac Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Financials
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Industrials
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Communications
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Technology
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Equity
Holdings [Line Items]
Percent of Net Asset Value	84.30%
InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	15.60%
InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	84.40%